Earnings per Share - Summary of Calculations of Earnings per Share (Parenthetical) (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [Line Items]
Capitalization of retained earnings		$ 0	$ 0
Retained earnings [member]
Earnings per share [Line Items]
Capitalization of retained earnings	$ 0	$ (9,464)	$ (6,970)